Income Taxes - Net Deferred Tax Asset (Liability) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets
Loan loss reserves	$ 52,182	$ 48,932
REO reserves	18,018	24,003
Asset Purchase Tax Basis Difference (net)	20,008	29,165
Delinquent accrued interest	6,536	5,932
Other, net	3,810	958
Total deferred tax assets	100,554	108,990
Deferred tax liabilities
FDIC indemnification asset	8,033	21,050
Federal Home Loan Bank stock dividends	34,367	35,557
Valuation adjustment on available-for-sale securities	3,706	7,731
Loan origination costs	11,980	12,670
Depreciation	19,722	22,313
Deferred gain on forward commitments	0	0
Core deposit intangible	192	1,220
Total deferred tax liabilities	78,000	100,541
Net deferred tax asset	22,554	8,449
Current tax asset	21,446	14,064
Net tax asset	$ 44,000	$ 22,513